UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2008

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       29th  January 2009
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  US$312.119 million

                               Nevsky Capital LLP

                           Form 13F Information Table

                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR	02364W105	43,089	1,390,420		N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR	010824113	1,940	70,000		N/A	Y	N	Y
BANCO BRADESCO-SPONSORED ADR	ADR	059460303	10,946	1,109,000		N/A	Y	N	Y
BANCO ITAU HOLDING FIN-ADR	ADR	059602201	2,656	229,000		N/A	Y	N	Y
CEMEX SAB-SPONS ADR PART CER	ADR	151290889	4,968	543,554		N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR	16939P106	958	20,645		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR	16941M109	1,622	31,900		N/A	Y	N	Y
CHINA PETROLEUM & CHEM-ADR	ADR	16941R108	4,279	69,255		N/A	Y	N	Y
CHUNGHWA TELECOM LTD-ADR	ADR	17133Q304	955	61,235		N/A	Y	N	Y
CNOOC LTD-ADR	ADR	126132109	553	5,810		N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR	20441W203	3,811	86,000		N/A	Y	N	Y
CIA SIDERURGICA NACL-SP ADR	ADR	20440W105	6,017	469,700		N/A	Y	N	Y
CIA VALE DO RIO DOCE-ADR	ADR	204412209	8,852	730,987		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR	204448104	5,335	267,812		N/A	Y	N	Y
DESARROLLADORA HOMEX-ADR	ADR	25030W100	2,716	118,956		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR	ADR	29274F104	6,829	536,000		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR	344419106	7,076	234,858		N/A	Y	N	Y
GRUPO TELEVISA SA-SPONS ADR	ADR	40049J206	6,928	463,700		N/A	Y	N	Y
HUANENG POWER INTL-SPONS ADR	ADR	443304100	2,320	79,500		N/A	Y	N	Y
ICICI BANK LTD-SPON ADR	ADR	45104G104	135	7,000		N/A	Y	N	Y
ISHARES MSCI EMERGING MKT IN	ETF	464287234	14,832	594,000		N/A	Y	N	Y
KB FINANCIAL GROUP INC-ADR	ADR	48241A105	3,262	124,495		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR	607409109	7,201	269,900		N/A	Y	N	Y
VIMPELCOM-SP ADR	ADR	68370R109	57,424	8,020,090		N/A	Y	N	Y
PETROCHINA CO LTD -ADR	ADR	71646E100	4,929	55,400		N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR	71654V101	19,932	976,600		N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR	71654V408	49,313	2,013,600		N/A	Y	N	Y
POSCO-ADR	ADR	693483109	3,085	41,000		N/A	Y	N	Y
SK TELECOM CO LTD-ADR	ADR	78440P108	116	6,400		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR	879246106	4,969	357,000		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR	881624209	18,433	433,000		N/A	Y	N	Y
VOTORANTIM CELULOSE-SPON ADR	ADR	92906P106	1,340	169,000		N/A	Y	N	Y
BRASIL DISTR PAO ACU-SP ADR	ADR	20440T201	4,189	152,000		N/A	Y	N	Y
CIA VALE DO RIO DOCE-SP ADR	ADR	204412100	1,108	104,000	 	N/A	Y	N	Y





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